Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)
ASSETS
Cash and deposits in banks	$ 3,058,752	$ 3,473,392
Cash items in process of collection	494,994	438,496
Financial instruments at fair value through profit or loss	472,283	332,724
Financial instruments at fair value through other comprehensive income	3,735,290	3,660,450
Interbank loans at amortized cost	46,122	80,554
Financial derivatives contracts held for hedge accounting	138,548	83,123
Loans and accounts receivable from customers at amortized cost	25,711,811	23,795,548
Financial instruments at amortized cost	1,013,943	187,455
Investments under resale agreements	162,774	606,178
Financial derivatives contracts held for trading	3,617,792	2,897,803
Investments in associates	11,584	9,152
Intangible assets	693,790	699,344
Property, plant, and equipment	60,196	71,933
Right of use assets under lease agreements	89,539	110,781
Current taxes	88,353	58,184
Deferred taxes	274,612	272,211
Other assets	629,683	810,521
Other non-current assets held for sale	20,700	12,394
TOTAL ASSETS	40,320,766	37,600,243
LIABILITIES
Deposits and other demand liabilities	5,555,185	7,576,095
Cash in process of being cleared	456,957	424,358
Obligations under repurchase agreements	354,088	466,006
Time deposits and other time liabilities	12,703,653	10,097,443
Financial derivatives contracts held for trading	3,426,141	2,757,342
Financial derivatives contracts held for hedge accounting	218,733	168,245
Interbank borrowings	4,728,323	4,918,423
Debt instruments issued	6,547,807	5,609,795
Financial instruments of regulatory capital issued	1,263,169	1,153,045
Other financial liabilities	359,573	42,435
Lease contracts liabilities	94,575	115,544
Current taxes	77	1,332
Provisions	287,134	235,347
Other liabilities	1,007,562	709,612
TOTAL LIABILITIES	37,002,977	34,275,022
Attributable to equity holders of the Bank:
Capital	2,687,951	2,688,131
Reserves	227,839	467,279
Valuation accounts	(102,108)	(97,968)
Retained earnings (losses):	503,233	190,068
Retained earnings (accumulated losses) from prior years	190,068
Net income (loss) for the year	443,288	273,410
Less: Provision for mandatory dividends	(130,123)	(83,342)
Total equity attributable to equity holders of the Bank	3,316,915	3,247,510
Non-controlling interest	874	77,711
TOTAL EQUITY	3,317,789	3,325,221
TOTAL LIABILITIES AND EQUITY	$ 40,320,766	$ 37,600,243